This is filed pursuant to Rule 497(e).
File Nos. 2-10988 and 811-00134.

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                                                    ALLIANCEBERNSTEIN BOND FUNDS
                                  -AllianceBernstein Intermediate Bond Portfolio
                                     -AllianceBernstein Short Duration Portfolio


                                                   ALLIANCEBERNSTEIN VALUE FUNDS
                                              -AllianceBernstein Balanced Shares


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Supplement dated November 26, 2007 to the Prospectus dated February 1, 2007 (as revised November 5, 2007) of AllianceBernstein Bond Fund, Inc. offering Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Intermediate Bond Portfolio and Class A, Class B and Class C shares of AllianceBernstein Short Duration Portfolio, the Prospectus dated February 1, 2007 (as revised November 5, 2007) of AllianceBernstein Bond Fund, Inc. offering Class A, Class R, Class K and Class I shares of AllianceBernstein Intermediate Bond Portfolio, the Prospectus dated March 1, 2007 (as supplemented April 1, 2007) of the AllianceBernstein Value Funds offering Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Balanced Shares and the Prospectus dated March 1, 2007 (as supplemented April 1, 2007) of the AllianceBernstein Value Funds offering Class A, Class R, Class K and Class I shares of AllianceBernstein Balanced Shares.

                                    * * * * *

AllianceBernstein Value Funds - AllianceBernstein Balanced Shares

The following information supplements certain information in the Prospectus under the heading "Management of the Funds - Portfolio Managers".

The debt component of the Fund is managed by the U.S. Core Fixed-Income Investment Management Team. Jeffrey S. Phlegar and Douglas J. Peebles now join Shawn E. Keegan, Joran Laird, Alison M. Martier and Greg J. Wilensky as the team members with the most significant responsibility for the day-to-day management of the debt component of the Fund. Mr. Phlegar is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Messrs. Phlegar and Peebles are also Chief Investment Officers and Co-Heads of Fixed-Income.

                                    * * * * *

AllianceBernstein Bond Fund, Inc. - AllianceBernstein Intermediate Bond
Portfolio

The following information supplements certain information in the Prospectus under the heading "Management of the Portfolios - Portfolio Managers".

The Portfolio is managed by the U.S. Core Fixed-Income Investment Management Team. Douglas J. Peebles now joins Shawn E. Keegan, Joran Laird, Alison M. Martier, Jeffrey S. Phlegar and Greg J. Wilensky as the team members with the most significant responsibility for the day-to-day management of the Portfolio. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. He is also a Chief Investment Officer and Co-Head of Fixed-Income.

                                    * * * * *

AllianceBernstein Bond Funds - AllianceBernstein Short Duration Portfolio

The following information supplements certain information in the Prospectus under the heading "Management of the Portfolios - Portfolio Managers".

The Portfolio is managed by the U.S. Investment Grade: Liquid Markets/Structured Products Investment Team. Jeffrey S. Phlegar, Shawn E. Keegan, Lipkee Lu and Raymond Wong continue to be the team members with the most significant responsibility for the day-to-day management of the Portfolio.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Fund/Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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